COMMITMENTS AND CONTINGENCIES (Details Narrative) - MEXICO [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Leased term	3 years	3 years
Monthly rental payment	$ 2,846	$ 2,846
Leases rent	$ 1,680	$ 1,680
Maturity of lease agreement	Dec. 16, 2019	Dec. 16, 2019
QPAGOS Corporation - Parent Company [Member]
Monthly rental payment	$ 1,081	$ 1,081